Income Tax, Movements in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets [Abstract]
Beginning of period	$ 202,891	$ 191,314
Increase/decrease through the consolidated income statement	(31,421)	16,033
Increase/decrease through other consolidated comprehensive income (equity)	(13,312)	(5,701)
Other movements	6,978	1,245
End of period	165,136	202,891
Deferred Tax Liabilities [Abstract]
Beginning of period	95,037	79,654
Increase/decrease through the consolidated income statement	86,418	16,681
Increase/decrease through other consolidated comprehensive income (equity)	0	(62)
Other movements	5,128	(1,236)
End of period	$ 186,583	$ 95,037